CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash		¥ 737,384	$ 106,911	¥ 877,959
Restricted cash (including restricted cash of VIEs that can only be used to settle the VIEs' obligation of RMB23,004 and nil as of December 31, 2021 and 2022, respectively)		40,957	5,938	23,004
Accounts receivable - third parties, net		418,222	60,636	184,546
Accounts receivable - related parties, net		482,992	70,027	768,747
Notes receivable (including notes receivable of VIEs that can only be used to settle the VIEs' obligation of RMB110,550 and nil as of December 31, 2021 and 2022, respectively)		145,442	21,087	137,710
Inventories		131,555	19,074	223,319
Amounts due from related parties		911,589	132,168	41,278
Prepayments and other current assets		412,934	59,870	200,075
Total current assets		3,281,075	475,711	2,456,638
Non-current assets
Long-term investments		489,764	71,009	1,354,049
Property and equipment, net		118,449	17,173	103,156
Intangible assets, net		36,689	5,319	31,026
Operating lease right-of-use assets		85,326	12,371
Other non-current assets - third parties		26,029	3,773	19,904
Other non-current assets - related parties		213,695	30,983	1,929
Total non-current assets		969,952	140,628	1,510,064
Total assets		4,251,027	616,339	3,966,702
Current liabilities
Short-term borrowings (including short-term borrowings of the VIEs without recourse to the Company of RMB932,000 and nil as of December 31, 2021 and 2022, respectively)		870,000	126,138	932,000
Accounts payable - third parties (including accounts payable - third parties of the VIEs without recourse to the Company of RMB622,867 and nil as of December 31, 2021 and 2022, respectively)		1,024,194	148,494	649,967
Accounts payable - related parties (including accounts payable - related parties of the VIEs without recourse to the Company of RMB99,906 and nil as of December 31, 2021 and 2022, respectively)		239,891	34,781	111,531
Notes payable (including notes payable of the VIEs without recourse to the Company of RMB127,304 and nil as of December 31, 2021 and 2022, respectively)		168,405	24,416	127,304
Amounts due to related parties (including amounts due to related parties of the VIEs without recourse to the Company of RMB309,010 and nil as of December 31, 2021 and 2022, respectively)		191,174	27,718	376,906
Contract liabilities, current - third parties (including contract liabilities, current - third parties of the VIEs without recourse to the Company of RMB2,685 and nil as of December 31, 2021 and 2022, respectively)		4,706	682	2,685
Contract liabilities, current - related parties (including contract liabilities, current - related parties of the VIEs without recourse to the Company of RMB363,285 and nil as of December 31, 2021 and 2022, respectively)		316,667	45,912	363,285
Operating lease liabilities, current		24,152	3,502
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the VIEs without recourse to the Company of RMB442,588 and nil as of December 31, 2021 and 2022, respectively)		738,603	107,087	458,979
Income tax payable		21,610	3,133
Total current liabilities		3,599,402	521,863	3,022,657
Non-current liabilities
Contract liabilities, non-current - third parties (including contract liabilities, non-current - third parties of the VIEs without recourse to the Company of MB317 and nil as of December 31, 2021 and 2022, respectively)		70	10	317
Contract liabilities, non-current - related parties (including contract liabilities, non-current - related parties of the VIEs without recourse to the Company of RMB472,749 and nil as of December 31, 2021 and 2022, respectively)		282,080	40,898	472,749
Convertible notes payable		439,869	63,775
Operating lease liabilities, non-current		59,539	8,632
Warrant liabilities, non-current		16,544	2,399
Other non-current liabilities (including other non-current liabilities of the VIEs without recourse to the Company of RMB16,292 and nil as of December 31, 2021 and 2022, respectively)		30,716	4,453	16,292
Total non-current liabilities		828,818	120,167	489,358
Total liabilities		4,428,220	642,030	3,512,015
Commitments and contingencies
MEZZANINE EQUITY
Redeemable non-controlling interests		40,750		30,500
Total mezzanine equity				4,563,407
SHAREHOLDERS' DEFICIT
Ordinary Shares	[1]			7
Additional paid-in capital		5,919,660	858,270
Accumulated deficit		(5,710,977)	(828,014)	(4,109,041)
Accumulated other comprehensive income (loss)		(385,886)	(55,948)	6,048
Total deficit attributable to ordinary shareholders		(177,193)	(25,691)	(4,102,986)
Non-redeemable non-controlling interests				(5,734)
Total shareholders' deficit		(177,193)	(25,691)	(4,108,720)
Liabilities, mezzanine equity and shareholders' deficit		4,251,027	616,339	3,966,702
Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares	[1]	9	$ 1
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares	[1]	¥ 1
Series Angel Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
MEZZANINE EQUITY	[1]			283,585
Series A Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
MEZZANINE EQUITY	[1]			1,429,313
Series A+ Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
MEZZANINE EQUITY	[1]			1,386,671
Series A2+ Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
MEZZANINE EQUITY	[1]			475,413
Series B Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
MEZZANINE EQUITY	[1]			1,117,317
Subscription receivable				¥ (159,392)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.